Acquisitions of Subsidiaries	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Acquisitions of Subsidiaries
34.	ACQUISITIONS OF SUBSIDIARIES
(a) Acquisition of AMTD Digital
During the year ended December 31, 2
022, the Company acquired an 82.7% shareholding of AMTD Digital by issuing new Class A and Class B shares to the selling shareholders of AMTD Digital at a consideration of approximately US$993 million, which was based on the agreed share price of US$8.38 per share of the Company. The transaction was completed and AMTD Digital became a consolidated subsidiary of the Company since March 1, 2022 based on business combination under common control using predecessor accounting prospectively. The original 14.4%
equity interest in AMTD Digital, accounted for as financial assets at fair value through profit or loss, was derecognized upon consolidation of AMTD Digital. The difference

between the consideration and the net asset value of AMTD Digital, amounting to approximately
HK$6,049 million, was recorded in capital reserve within the statement of changes in equity.
Consideration transferred

HK$
Fair value of previously held equity interest	1,271,643,878
Ordinary shares of the Company	7,756,228,581

9,027,872,459

No acquisition-related cost has been recognized as an expense for the year ended December 31, 2022.
Assets acquired and liabilities recognized at the date of acquisition

HK$
Intangible assets	37,565,776
Goodwill	58,675,041
Property, plant and equipment	138,647
Other assets	13,695,802
Cash and bank balances	101,977,036
Accounts receivable	58,752,389
Prepayments, deposits and other receivables	278,018,221
Due from immediate holding company	2,484,684,809
Financial assets at fair value through profit or loss	165,643,411
Account s payable	(8,739,902)
Other payables and accruals	(67,568,783)
Tax payable	(28,213,719)
Deferred tax liabilities	(5,953,845)

Total identifiable net assets	3,088,674,883

Reserve arising on acquisition:

HK$
Consideration transferred	9,027,872,459
Plus: non-controlling interests of AMTD Digital (2.91%) (note)	89,294,338
Plus: non-controlling interests of AMTD Digital’s subsidiaries	20,848,000
Less: recognized amounts of net assets acquired	(3,088,674,883)

6,049,339,914

Note: The
non-controlling
interests recognized at the acquisition date were measured by reference to the non-controlling
interests proportionate share of the recognized amounts of acquiree’s identifiable net assets which is at carrying amounts under predecessor accounting.

Table of Contents
Net cash inflow on acquisition of AMTD Digital

HK$
Cash consideration paid	—
Add: cash and cash equivalent balances acquired	101,977,036

101,977,036

Impact of acquisition of AMTD Digital on the results of the Group
Revenue for the year includes HK$298.0
million generated from AMTD Digital from March 1, 2022 to December 31, 2022. Included in the profit for the year is HK$250.5
million segmental result attributable to the additional business generated by AMTD Digital from March 1, 2022 to December 31, 2022.
Had the acquisition of AMTD Digital been completed on January 1, 2022, revenue for the year of the Group would have been HK$1,252.4 million, and the profit for the year would have been HK$1,130.8 million. The pro forma information is for illustrative purposes only and is not necessarily an indication of revenue and results of operations of the Group that actually would have been achieved had the acquisition been completed on January 1, 2022, nor is it intended to be a projection of future results.
(b) Acquisition of L’Officiel
During the year ended December 31, 2
022, the Company acquired 100% equity interest of L’Officiel. The consideration of the acquisition amounting to HK$492,824,872 was paid by immediate holding company on behalf of the Group which was subsequently settled through the current account with the immediate holding company during the year ended December 31, 2022. The transaction was completed and L’Officiel became a consolidated subsidiary of the Company since May 1, 2022 using acquisition accounting. As of end of the reporting period, the initial recognition and measurement of intangible assets acquired has not been completed. Accordingly, the purchase price allocation and accounting of the acquisition is not complete and on a provisional basis. Those provisional amounts may be adjusted during the measurement period or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date.
Consideration transferred

HK$
Consideration settled by amount due from immediate holding company	492,824,872

No acquisition-related cost has been recognized as an expense for the year ended December 31, 2022.

Assets acquired and liabilities recognized at the date of acquisition

HK$

Intangible assets	724,253,789
Restricted cash	3,746,823
Cash and bank balances	1,935,822
Accounts receivables	14,555,302
Prepayments, deposits and other receivables	21,537,765
Accounts payable	(90,183,339)
Other payables and accruals	(86,606,246)
Provisions	(32,131,266)
Bank borrowings	(4,589,759)
Deferred tax liabilities	(21,727,614)

Total identifiable net assets at fair value	530,791,277

The gross contractual amounts of accounts receivable and other receivables as at the date of acquisition amounted to HK$14,555,302 and HK$19,557,396, respectively. No accounts receivable and other receivables were expected to be uncollectible.
Gain arising on acquisition:

HK$
Recognized amounts of net assets acquired	530,791,277
Less: Consideration transferred	(492,824,872)

37,966,405

Bargain purchase gain amounting to HK$37,966,405

on acquisition of L’Officiel is recognized in profit or loss within the other gain line item in the consolidated statements of profit or loss and other comprehensive income. The transaction resulted in a bargain purchase gain, reflecting the financial and operating conditions of the acquiree at the time of acquisition.
Net cash inflow on acquisition of L’Officiel

HK$
Cash consideration paid	—
Add: cash and cash equivalent balances acquired	1,935,822

1,935,822

Impact of acquisition of L’Officiel on the results of the Group
Revenue for the year includes HK$59.7
million generated from L’Officiel from May 1, 2022 to December 31, 2022. Included in the profit for the year is HK$
21.3

million segmental result attributable to the additional business generated by L’Officiel from May 1, 2022 to December 31, 2022.
Had the acquisition of L’Officiel been completed on January 1, 2022, revenue for the year of the Group would have been HK$
1,391.1
million, and the profit for the year would have been HK$
1,269.4
million. The

pro forma information is for illustrative purposes only and is not necessarily an indication of revenue and results of operations of the Group that actually would have been achieved had the acquisition been completed on January 1, 2022, nor is it intended to be a projection of future results.